Stock-Based Compensation - Summary of Unvested Restricted Stock Units (Detail)	9 Months Ended
Sep. 30, 2020 $ / shares shares
Schedule Of Nonvested Restricted Stock Units Activity [Line Items]
Number of Shares | shares	0
Number of Shares, Granted | shares	873,595
Number of Shares, Canceled/Forfeited | shares	(54,347)
Number of Shares | shares	819,248
Weighted Average Grant Date Fair Value | $ / shares	$ 0
Weighted Average Grant Date Fair Value, Granted | $ / shares	3.81
Weighted Average Grant Date Fair Value, Canceled/Forfeited | $ / shares	3.69
Weighted Average Grant Date Fair Value | $ / shares	$ 3.82